Asset Retirement Obligation (Schedule Of ARO Activity) (Details) (Asset Retirement Obligation Costs [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation Costs [Member]
Beginning balance	$ 51,295	$ 52,099
Adjustment due to change in estimate of related costs	3,570	(3,174)
Accretion of liability	4,920	5,001
Liabilities settled	(2,936)	(2,631)
Ending balance	$ 56,849	$ 51,295